Consolidated Balance Sheets	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 20,396,353	$ 2,621,673	$ 6,390,861
Restricted cash	24,826,403	3,191,095	18,059,262
Contracts receivable, net	32,124,233	4,129,132	27,414,118
Contract assets, net	91,098,639	11,709,487	59,554,163
Retention receivables, net	582,575	74,882	332,567
Prepaid expenses and other receivables, net	97,235,469	12,498,292	75,697,151
Total current assets	278,865,899	35,844,405	187,448,122
NON-CURRENT ASSETS
Long-term investment	11,685,326	1,501,990	10,508,785
Property and equipment, net	5,778,998	742,811	4,516,544
Right-of-use assets, net	2,364,824	303,966	5,224,696
Rental deposits, net			1,059,466
Goodwill	35,124,140	4,514,729	34,066,838
Total non-current assets	54,953,288	7,063,496	55,376,329
Total assets	333,819,187	42,907,901	242,824,451
CURRENT LIABILITIES
Bank borrowings	78,359,952	10,072,103	40,853,575
Other loan	778,000	100,001
Accounts payable	24,288,797	3,121,992	22,733,798
Accrued expenses and other payables	2,443,882	314,128	6,203,617
Tax payable	12,078,618	1,552,541	8,737,661
Contract liabilities	53,953,394	6,934,973	59,363,407
Operating lease liabilities	2,364,824	303,966	2,859,872
Total current liabilities	176,434,734	22,678,277	142,400,331
NON-CURRENT LIABILITY
Operating lease liabilities			2,364,824
Total non-current liability			2,364,824
Total liabilities	176,434,734	22,678,277	144,765,155
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, value
Additional paid-in capital	65,289,486	8,392,073	8,404,870
Retained earnings	97,757,269	12,565,363	89,887,738
Equity attributable to owners of the Company	163,046,780	20,957,439	98,292,632
Non-controlling interests	(5,662,327)	(727,815)	(233,336)
Total shareholders’ equity	157,384,453	20,229,624	98,059,296
Total liabilities and shareholders’ equity	333,819,187	42,907,901	242,824,451
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	18	2	16
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	7	1	8
Related Parties
CURRENT ASSETS
Amounts due from related companies	12,602,227	1,619,844
CURRENT LIABILITIES
Amounts due to related parties	$ 2,167,267	$ 278,573	$ 1,648,401